Note 22 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Statements of Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Occupancy and equipment	$ 913,000	$ 692,000
Interest on subordinated debt	520,000	519,000
Other	968,000	841,000
Total Expenses	12,123,000	9,908,000
Net Income (Loss) Before Income Taxes	4,537,000	3,427,000
Income taxes	(1,292,000)	(950,000)
Net Income	3,245,000	2,477,000
Comprehensive Income	3,343,000	2,499,000
Parent Company [Member]
Dividends from subsidiary	500,000
Interest income	2,000	20,000
Rental income	339,000	199,000
Total Income	841,000	219,000
Occupancy and equipment	96,000	120,000
Interest on subordinated debt	520,000	519,000
Other	158,000	161,000
Total Expenses	774,000	800,000
Net Income (Loss) Before Income Taxes	67,000	(581,000)
Equity in Undistributed Net Income of Subsidiary	3,087,000	2,936,000
Income taxes	91,000	122,000
Net Income	3,245,000	2,477,000
Comprehensive Income	$ 3,343,000	$ 2,499,000